Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
9.	Cash and Cash Equivalents

Accounting policy

Cash and cash equivalents include cash on hand, bank deposits and highly liquid investments in fixed-income funds with an initial maturity of less than three months and subject to an insignificant risk of change in value.

Cash and cash equivalents are held with banks and financial institutions counterparties, which are rated BB-, based on Standards & Poor’s credit rating for local currency credit issuers as at December 31, 2018.

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Cash and bank balances	R$	17,801	R$	6,108	US$	1,576
Cash equivalents		378,161		61,213		15,798

Total cash and cash equivalents	R$	395,962	R$	67,321	US$	17,374

Cash equivalents are investments in Bank Deposit Certificates (“CDB”) with original maturities of 90 days or less and investments funds with an insignificant risk of change in value and with daily liquidity, issued by Brazilian financial institutions, that accrue at an average interest rate of 89.93% of CDI (Interbank Deposit Certificate rate).